Debt (Details Textual) - Derivative Contract [Domain] - USD ($) $ in Millions	1 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2011	Jul. 23, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 23, 2018	Apr. 28, 2014	Dec. 30, 2013
Debt Instrument [Line Items]
Interest Expense			$ 135	$ 126	$ 128
Debt (Textual) [Abstract]
Settlement received on close out of interest rate swap				13
Loss on extinguishment of debt			0	60	0
Payments of Debt Extinguishment Costs			0	65	0
Principal amount of specific notes tendered and accepted for purchase				525
Proceeds from Issuance of Medium-term Notes	$ 800		0	522	0
Repayments of debt			$ 15	536	15
Document Fiscal Year Focus			2014
Excess of interest rate over LIBOR Year 2016			1.50%
Excess of interest rate over LIBOR Year One			1.70%
Excess of interest rate over LIBOR Thereafter			1.85%
Write off of unamortized debt issuance costs associated with debt repurchase			$ 0	2	0
Write Down Of The Fair Value Adjustment To The Carrying Value Of Senior Notes In Connection With Interest Rate Swap			$ 0	7	0
Maturity date of interest rate swaps			Jul. 15, 2015
Senior Notes Due 2015 [Member]
Debt (Textual) [Abstract]
Interest rate on debt			5.625%
Debt Instrument, Face Amount			$ 350
Revolving Credit Facility [Member]
Debt (Textual) [Abstract]
Revolving credit facility			0	0
Revolving $200 million credit facility [Member]
Debt (Textual) [Abstract]
Revolving credit facility			22
Other Lines Credit Facility [Member]
Debt (Textual) [Abstract]
Revolving credit facility			3	4
Revolving credit facility			1	0
Revolving $500 million credit facility [Member]
Debt Instrument [Line Items]
Interest Expense			4	0	0
Debt (Textual) [Abstract]
Revolving credit facility			400					$ 300
Interest Expense [Member]
Debt Instrument [Line Items]
Interest Expense			135	126	128
4.625% Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Interest Expense			$ 11	$ 4	0
Debt (Textual) [Abstract]
Interest rate on debt			4.625%	4.625%
Debt Instrument, Face Amount				$ 250
Effective interest rate			4.696%
Senior notes, outstanding balance			$ 249	249
5.625% senior notes due 2015
Debt Instrument [Line Items]
Interest Expense			$ 8	$ 12	12
Debt (Textual) [Abstract]
Interest rate on debt			5.625%	5.625%
Early Repayment of Senior Debt				$ 202
Senior notes, outstanding balance			$ 0	148
Fair Value adjustment on 5.625% senior notes due 2015 [Member]
Debt (Textual) [Abstract]
Interest rate on debt			5.625%
Write Down Of The Fair Value Adjustment To The Carrying Value Of Senior Notes In Connection With Interest Rate Swap						$ 7
Senior notes, outstanding balance			$ 0	4
4.125% senior notes due 2016 [Member]
Debt Instrument [Line Items]
Interest Expense			$ 13	13	13
Debt (Textual) [Abstract]
Interest rate on debt			4.125%
Senior notes, outstanding balance			$ 299	299
6.200% senior notes due 2017 [Member]
Debt Instrument [Line Items]
Interest Expense			$ 25	$ 33	38
Debt (Textual) [Abstract]
Interest rate on debt			6.20%	6.20%
Early Repayment of Senior Debt				$ 206
Senior notes, outstanding balance			$ 394	394
7.000% senior notes due 2019 [Member]
Debt Instrument [Line Items]
Interest Expense			$ 14	$ 18	21
Debt (Textual) [Abstract]
Interest rate on debt			7.00%	7.00%
Early Repayment of Senior Debt				$ 113
Senior notes, outstanding balance			$ 187	187
Seven Year Term Loan Facility [Member]
Debt Instrument [Line Items]
Interest Expense			5	6	6
Debt (Textual) [Abstract]
Debt 5-year term loan			242	259
Debt Instrument, Face Amount			300
Repayments of debt			$ 15
Interest of Loan facility Description			LIBOR plus 1.50%
Facility expiration date		Dec. 16, 2016	Jul. 23, 2018
Outstanding Term Loan Facility Balance		$ 281
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest Expense			$ 3	2	1
Debt (Textual) [Abstract]
Revolving credit facility		$ 500							$ 800
Revolving credit facility			$ 0
Interest of Loan facility Description			LIBOR plus 1.50%
5.750% senior notes due 2021 [Member]
Debt Instrument [Line Items]
Interest Expense			$ 30	29	29
Debt (Textual) [Abstract]
Interest rate on debt			5.75%
Other [Member]
Debt Instrument [Line Items]
Interest Expense			$ 6	3	8
Six Point One Two Five Percent Senior Notes Due Two Thousand Forty Three [Member]
Debt Instrument [Line Items]
Interest Expense			$ 16	6	$ 0
Debt (Textual) [Abstract]
Interest rate on debt			6.125%
Debt Instrument, Face Amount			$ 275
Effective interest rate			6.154%
Senior notes, outstanding balance			$ 274	274
Interest Expense [Member]
Debt (Textual) [Abstract]
Write off of unamortized debt issuance costs associated with debt repurchase				$ 2
Debt [Member] | Seven Year Term Loan Facility [Member]
Debt (Textual) [Abstract]
Final repayment for credit facility							$ 186